                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JGE Capital Management, LLC
Address:  One Market, Spear St. Tower, Suite 3780
          San Francisco, CA 94105

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl M. Thompson
Title:   Chief Operating Officer
Phone:   415-675-3200

Signature, Place, and Date of Signing:


/s/ Cheryl M. Thompson                          San Francisco, CA   May 2, 2007
------------------------------------
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11242               East Peak Partners, L.P.

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            12
Form 13F Information Table Value Total:       369,131
                                          (thousands)

                           FORM 13F INFORMATION TABLE

           COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP     [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC              COM       022095 10 3    13,171    150,000  SH         SOLE               1    150,000
ALTRIA GROUP INC              COM       022095 10 3       878     10,000  SH         SOLE            NONE     10,000
BLACKBAUD INC                 COM       09227Q 10 0    15,092    618,000  SH         SOLE               1    618,000
BROOKDALE SENIOR LIVING INC.  COM       112463 10 4    26,796    600,000  SH         SOLE               1    600,000
CROWN CASTLE INT'L CORP       COM       228227 10 4   120,487  3,750,000  SH         SOLE               1  3,750,000
CROWN CASTLE INT'L CORP       COM       228227 10 4       643     20,000  SH         SOLE            NONE     20,000
GATEHOUSE MEDIA INC.          COM       367348 10 9    24,360  1,200,000  SH         SOLE               1  1,200,000
HEALTHSOUTH CORP              COM       421924 10 1    63,030  3,000,000  SH         SOLE               1  3,000,000
HEALTHSOUTH CORP              COM       421924 10 1     1,681     80,000  SH         SOLE            NONE     80,000
HERBALIFE LTD                 COM       G4412G 10 1    60,744  1,550,000  SH         SOLE               1  1,550,000
NET 1 UEPS TECHNOLOGIES INC   COM       64107N 20 6     7,464    300,000  SH         SOLE               1    300,000
NETFLIX INC                   COM       64110L 10 6    34,785  1,500,000  SH         SOLE               1  1,500,000
                                                      -------
                                                      369,131